Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Loss (Income) Before Tax on Income	The components of the net loss before tax on income were as follows:
	Year ended December 31,
	2022	2023	2024

Domestic (Israel)	$33,100	$28,224	$31,065
Foreign	642	916	679

Total	$33,742	$29,141	$31,744

Schedule of Income Tax Expense	Income tax expense was as follows:
	Year ended December 31,
	2022	2023	2024

Current:

Domestic (Israel)	$-	$-	$-
Foreign	20	16	6

Income tax expense	$20	$16	$6

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2023	2024

Reserves and allowances	$28	$35
R&D expenses	1,363	1,537
Intangible assets	4	-
Stock-based compensation	140	254
Lease liability	1,041	954
Loss carryforward	4,372	5,470

Deferred tax assets before valuation allowance	6,948	8,250
Less - valuation allowance	(5,837)	(7,135)

Property and equipment	-	(96)
ROU Asset	(1,111)	(1,019)

Deferred tax liabilities	(1,111)	(1,115)

Net deferred taxes	$-	$-